Property, plant and equipment (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Changes in cost and accumulated depreciation were as follows [Abstract]
Property and equipment	R$ 2,493,499	R$ 2,289,052	R$ 1,802,613
Depreciation	(640,798)	(448,385)
Net book value	(2,493,499)	(2,289,052)	(1,802,613)
Cost
Changes in cost and accumulated depreciation were as follows [Abstract]
Property and equipment	3,732,183	3,029,423	2,060,973
Cost	702,760	968,449
Purchases	1,104,156	987,290
Disposals	401,396	19,586
Acquisition of subsidiary		745
Depreciation	(498,313)	(482,010)
Net book value	(3,732,183)	(3,029,423)	(2,060,973)
Accumulated amortization
Changes in cost and accumulated depreciation were as follows [Abstract]
Property and equipment	(1,238,684)	(740,371)	(258,360)
Disposals	(186,921)	(6,399)
Acquisition of subsidiary		(466)
Depreciation	(685,234)	(487,943)
Net book value	1,238,684	740,371	258,360
Data processing equipment
Changes in cost and accumulated depreciation were as follows [Abstract]
Property and equipment	146,005	55,349	41,841
Net book value	(146,005)	(55,349)	(41,841)
Data processing equipment | Cost
Changes in cost and accumulated depreciation were as follows [Abstract]
Property and equipment	214,279	106,643	77,413
Cost	107,636	29,230
Purchases	109,245	29,940
Disposals	1,609	1,226
Acquisition of subsidiary		516
Depreciation	(16,980)	(15,722)
Net book value	(214,279)	(106,643)	(77,413)
Data processing equipment | Accumulated amortization
Changes in cost and accumulated depreciation were as follows [Abstract]
Property and equipment	(68,274)	(51,294)	(35,572)
Disposals	(112)	(1,063)
Acquisition of subsidiary		(378)
Depreciation	(17,092)	(16,407)
Net book value	68,274	51,294	35,572
Machinery and equipment
Changes in cost and accumulated depreciation were as follows [Abstract]
Property and equipment	2,266,947	2,144,463	1,677,402
Disposals	211,660
Net book value	(2,266,947)	(2,144,463)	(1,677,402)
Machinery and equipment | Cost
Changes in cost and accumulated depreciation were as follows [Abstract]
Property and equipment	3,382,067	2,798,823	1,881,556
Cost	583,244	917,267
Purchases	981,462	931,859
Disposals	398,218	14,601
Acquisition of subsidiary		9
Depreciation	(460,760)	(450,206)
Net book value	(3,382,067)	(2,798,823)	(1,881,556)
Machinery and equipment | Accumulated amortization
Changes in cost and accumulated depreciation were as follows [Abstract]
Property and equipment	(1,115,120)	(654,360)	(204,154)
Disposals	(186,558)	(3,392)
Acquisition of subsidiary		(3)
Depreciation	(647,318)	(453,595)
Net book value	1,115,120	654,360	204,154
Leasehold improvements
Changes in cost and accumulated depreciation were as follows [Abstract]
Property and equipment	58,244	67,120	67,269
Net book value	(58,244)	(67,120)	(67,269)
Leasehold improvements | Cost
Changes in cost and accumulated depreciation were as follows [Abstract]
Property and equipment	102,145	94,048	79,890
Cost	8,097	14,156
Purchases	8,097	15,013
Disposals	0	857
Acquisition of subsidiary		0
Depreciation	(16,973)	(14,305)
Net book value	(102,145)	(94,048)	(79,890)
Leasehold improvements | Accumulated amortization
Changes in cost and accumulated depreciation were as follows [Abstract]
Property and equipment	(43,901)	(26,928)	(12,621)
Disposals	0	(499)
Acquisition of subsidiary		0
Depreciation	(16,973)	(14,804)
Net book value	43,901	26,928	12,621
Other
Changes in cost and accumulated depreciation were as follows [Abstract]
Property and equipment	22,303	22,120	16,101
Net book value	(22,303)	(22,120)	(16,101)
Other | Cost
Changes in cost and accumulated depreciation were as follows [Abstract]
Property and equipment	33,692	29,909	22,114
Cost	3,783	7,796
Purchases	5,352	10,478
Disposals	1,569	2,902
Acquisition of subsidiary		220
Depreciation	(3,600)	(1,777)
Net book value	(33,692)	(29,909)	(22,114)
Other | Accumulated amortization
Changes in cost and accumulated depreciation were as follows [Abstract]
Property and equipment	(11,389)	(7,789)	(6,013)
Disposals	(251)	(1,445)
Acquisition of subsidiary		(85)
Depreciation	(3,851)	(3,137)
Net book value	R$ 11,389	R$ 7,789	R$ 6,013